Fair Value of Financial Instruments, Part 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned, commercial real estate	$ 2,200,000	$ 5,000,000
Other real estate owned, residential real estate properties	4,200,000	3,700,000
Valuation charge on other real estate owned	2,000,000	2,200,000
Impaired loans [Abstract]
Impaired loans	26,535,000	29,340,000
Collateral dependent impaired loans	3,600,000	5,100,000
Gross charge offs, commercial impaired loans	17,000	761,000
Gross charge offs, residential impaired loans	349,000	534,000
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage 1 to 4 family: first mortgage	0	0
Home Equity Loans		0
Home Equity Lines of Credit	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage 1 to 4 family: first mortgage	0	0
Home Equity Loans		0
Home Equity Lines of Credit	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	6,441,000	8,729,000
Impaired loans [Abstract]
Commercial real estate	206,000	1,802,000
Real estate mortgage 1 to 4 family: first mortgage	2,627,000	2,425,000
Home Equity Loans		48,000
Home Equity Lines of Credit	810,000	810,000
Nonrecurring [Member] | Carrying Value [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	6,441,000	8,729,000
Impaired loans [Abstract]
Commercial real estate	206,000	1,802,000
Real estate mortgage 1 to 4 family: first mortgage	2,627,000	2,425,000
Home Equity Loans		48,000
Home Equity Lines of Credit	$ 810,000	$ 810,000